Regulatory Matters	12 Months Ended
Dec. 31, 2017
Banking and Thrift [Abstract]
Regulatory Matters
(15)	Regulatory Matters:

The Company is a commercial bank holding company and, as such, is subject to regulation, examination and supervision by the Board of Governors of the Federal Reserve System. The Company’s wholly owned bank subsidiary is a state chartered commercial bank supervised by the KDFI and the FDIC. Failure to meet minimum capital requirements can initiate certain mandatory and possibly additional discretionary actions by regulators that, if undertaken, could have a direct material effect on the Company’s and the Bank’s financial statements.

Under regulatory capital regulations and the regulatory framework for prompt corrective action, the Bank must meet specific capital guidelines that involve quantitative measures of the Bank’s assets, liabilities and certain off-balance sheet items as calculated under regulatory accounting practices. The Bank’s capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk weightings and other factors.

Quantitative measures established by regulation to ensure capital adequacy require the Bank to maintain minimum amounts and ratios (set forth in the table below) of tangible and core capital (as defined in the regulations) to adjusted total assets (as defined), and of total capital (as defined) and Tier 1 to risk weighted assets (as defined). The minimum required capital amounts presented include the minimum required capital levels as of December 31, 2017 and December 31, 2016. Management believes, as of December 31, 2017 and December 31, 2016, that the Bank meets all capital adequacy requirements to which it is subject, including the phase-in requirements of Basel III. The Company’s consolidated capital ratios and the Bank’s actual capital amounts and ratios as of December 31, 2017 and December 31, 2016 are presented below:

					To be Well
					Capitalized for
			Minimum Capital		Prompt Corrective
	Actual		Required		Action Provisions
As of December 31, 2017	Amount	Ratio	Amount	Ratio	Amount	Ratio
Tier 1 leverage capital to adjusted total assets
Company	$95,709	10.6%	$36,137	4.0%	$45,171	5.0%
Bank	$95,123	10.5%	$36,090	4.0%	$45,112	5.0%
Total capital to risk weighted assets
Company	$100,535	16.0%	$50,352	8.0%	$62,940	10.0%
Bank	$99,949	15.9%	$50,314	8.0%	$62,892	10.0%
Tier 1 capital to risk weighted assets
Company	$95,709	15.2%	$37,764	6.0%	$50,352	8.0%
Bank	$95,123	15.1%	$37,735	6.0%	$50,314	8.0%
Common equity tier 1 capital to risk weighted assets
Company	$95,709	15.2%	$28,323	4.5%	n/a	n/a
Bank	$95,123	15.1%	$28,301	4.5%	$40,880	6.5%
As of December 31, 2016
Tier 1 leverage capital to adjusted total assets
Company	$92,803	10.8%	$34,392	4.0%	$42,990	5.0%
Bank	$91,617	10.7%	$34,315	4.0%	$42,894	5.0%
Total capital to risk weighted assets
Company	$98,915	16.2%	$48,864	8.0%	$61,080	10.0%
Bank	$97,729	16.0%	$48,753	8.0%	$60,941	10.0%
Tier 1 capital to risk weighted assets
Company	$92,803	15.2%	$36,648	6.0%	$48,864	8.0%
Bank	$91,617	15.0%	$36,764	6.0%	$48,753	8.0%
Common equity tier 1 capital to risk weighted assets
Company	$92,803	15.2%	$27,486	4.5%	n/a	n/a
Bank	$91,617	15.0%	$27,423	4.5%	$39,611	6.5%

Prompt corrective action regulations provide five classifications: well capitalized, adequately capitalized, undercapitalized, significantly undercapitalized and critically undercapitalized, although these terms are not used to represent overall financial status. At December 31, 2017 and 2016, the most recent regulatory notifications categorized the Bank as well capitalized under the regulatory framework for prompt corrective action. Management is not aware of any conditions or events that have changed the Bank’s status as a well-capitalized bank.